Other gains (losses), net (Tables)	12 Months Ended
Mar. 31, 2021
Other Income and Expenses [Abstract]
Summary of Other (Losses), Net

	Year ended March 31, 2019	Year ended March 31, 2020	Year ended March 31, 2021
	RMB	RMB	RMB
Gain from the re-measurement of the previously held equity interests to the fair value in the business acquisition (Note 3)	—	481	—
Foreign exchange losses, net	(8,971)	(3,787)	(2,867)
Gain on disposal of other debts (Note 22)	—	10,095	6,846
Reimbursement from a depositary bank (a)	—	—	6,556
Others	(843)	195	797

	(9,814)	6,984	11,332

(a)	In December 2020, the Company received a reimbursement of US$1.0M (equivalent to RMB6.6 million) from the depository for the establishment and maintenance of the ADS program.